Lease liabilities - Summary of Breakdown for Lease Liabilities (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020
Disclosure Of Lease Liabilities Arising From Financing Activities [Line Items]
Beginning balance	€ 438,052	€ 407,687	€ 407,687	€ 508,153
Interest expense	4,947	€ 4,552	8,982	10,615	€ 11,522
Repayment of lease liabilities (including interest expense)			123,570	265,352
Ending balance	445,487		438,052	407,687	€ 508,153
Non-current provisions			44,555	39,956		€ 34,227
Provisions for risks and charges Current	24,221		14,093	8,325		€ 10,596
Lease liabilities [member]
Disclosure Of Lease Liabilities Arising From Financing Activities [Line Items]
Interest expense	4,947		9,351	10,285
Repayment of lease liabilities (including interest expense)	(69,588)		109,962	100,984
IFRS 16 lease amendment: lease renegotiation	(307)		(12,416)	(24,931)
Additions due to new leases and store renewals	68,745		150,648	54,303
Decrease of lease liabilities due to store closures	(13,622)		(16,485)	(14,084)
Translation differences	17,260		20,737	(24,972)
Non-current provisions	341,224		331,409	314,845
Provisions for risks and charges Current	€ 104,263		€ 106,643	€ 92,842